OTHER EXPENSES (Tables)	12 Months Ended
Jun. 30, 2022
Other Expenses
SCHEDULE OF OTHER EXPENSES

	2022 $	2021 $	2020 $
Buildings and facilities costs	748,580	345,624	262,972
Insurance	345,450	302,722	277,486
Investor relations and shareholder maintenance	344,355	273,187	306,821
Net unrealised foreign exchange loss	-	47,896	585,175
Net realised foreign exchange loss	-	-	11,681
Bank and credit card merchant charges	296,883	14,582	15,190
Other expenses	419,107	299,860	307,660
Total other expenses	2,154,375	1,283,871	1,766,985